Revenue (Tables)	12 Months Ended
Jun. 30, 2023
Revenue
Summary of reconciliation of the disaggregated revenue

	For the year ended June 30,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Major products/service lines
— Sales of lifestyle and pop toy products
— Retail sales in self-operated stores	323,775	555,226	990,048
— Product sales to franchisees	5,506,365	5,499,267	5,960,518
— Sales to offline distributors	1,509,840	2,072,061	2,612,742
— Online sales	663,197	651,039	706,397
— Other sales channels	33,499	220,069	87,530
Sub-total	8,036,676	8,997,662	10,357,235
— License fees, sales-based royalties, and sales-based management and consultation service fees
— License fees	72,392	109,166	84,711
— Sales-based royalties	97,848	97,453	102,089
— Sales-based management and consultation service fees	488,138	478,775	500,775
Sub-total	658,378	685,394	687,575
— Others*	376,605	402,593	428,398
	9,071,659	10,085,649	11,473,208
Timing of revenue recognition
— Point in time	8,413,281	9,321,490	10,619,987
— Over time	658,378	764,159	853,221
Revenue from contracts with customers	9,071,659	10,085,649	11,473,208

Note:

*	Others mainly represented sales of fixtures to franchisees and distributors and membership fee income.

Summary of revenue from individual customer contributing over 10% of total revenue

	For the year ended June 30,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Customer A	941,541	N/A*	N/A*
Note:
*	Less than 10% of the Group’s revenue in the respective year.

Summary of receivables, contract liabilities from contracts with customers

		As at June 30,
		2022	2023
	Note	RMB’000	RMB’000
Receivables, which are included in ‘trade and other receivables’	19	290,681	305,963
Contract liabilities
— Current portion		(361,522)	(292,887)
— Non-current portion		(51,658)	(46,754)
Total contract liabilities		(413,180)	(339,641)

	As at June 30,
	2022	2023
	RMB’000	RMB’000
Contract liabilities are analyzed as follows:
— Advance payments received from customers for purchase of goods	219,192	231,636
— Deferred revenue related to license fees	88,536	89,498
— Deferred revenue related to membership fees	96,025	5,215
— Deferred revenue related to loyalty points	9,427	13,292
	413,180	339,641

Summary of movements in contract liabilities

Contract
liabilities
RMB’000
Balance at July 1, 2021	326,866
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year	(266,919)
Increase in contract liabilities as a result of receiving advance payment for purchase of goods	219,192
Increase in contract liabilities as a result of receiving payment of license fees	28,589
Increase in contract liabilities as a result of receiving payment of membership fees	96,025
Increase in contract liabilities as a result of loyalty points	9,427
Balance at June 30, 2022	413,180
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year	(361,522)
Increase in contract liabilities as a result of receiving advance payment for purchase of goods	231,636
Increase in contract liabilities as a result of receiving payment of license fees	37,840
Increase in contract liabilities as a result of receiving payment of membership fees	5,215
Increase in contract liabilities as a result of loyalty points	13,292
Balance at June 30, 2023	339,641